Cost of sales	12 Months Ended
Dec. 31, 2021
Disclosure Of Cost Of Sales [Abstract]
Cost of sales

32 Cost of sales

Cost of sales is analysed as follows:

	2021	2020	2019
Opening inventories	63,909	69,685	84,227
Purchases of raw materials	161,625	105,643	122,728
Purchases of finished products	23,169	15,161	16,477
Labour costs	80,346	71,937	86,209
Depreciation and amortisation	7,895	10,144	11,709
Third party manufacturers costs	2,172	2,829	3,919
Other manufacturing costs	15,922	14,853	17,810
Government grants related to PPE	(1,252)	(1,192)	(1,463)
Closing inventories	(80,211)	(63,909)	(69,685)
Total	273,575	225,151	271,931

The line item “Depreciation and amortisation” includes the depreciation expenses of property plant and equipment and right-of-use assets used in the production of finished goods. The depreciation expenses amount to 7,895, 10,144 and 11,709 for the years ended December 31, 2021, 2020 and 2019, respectively.